General (Details) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 27, 2023	Feb. 27, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General (Details) [Line Items]
Net loss				$ (924,000)
Accumulative deficit			$ (31,900,000)		$ (30,969,000)	$ (29,721,000)
Net amounts raised					887,000	54,000	$ 75,000
Public offering price			$ 6,695,000		313,000
Public offering price (in Dollars per share)	$ 4		$ 4
Aggregate gross proceeds	$ 7,800,000	$ 7,800,000	$ 7,800,000
incremental costs incurred			1,418,000
Net loss			(924,000)	(836,000)	(1,248,000)	(952,000)	(2,459,000)
Exercise of share option value through paycheck protection			28,000				11,000
Issuance of convertible debt						$ 560,000
Capital Units, Net Amount					$ 887,000
IPO [Member]
General (Details) [Line Items]
Public offering price	$ 1,950,000	$ 7,800,000	1,950,000
Public offering price (in Dollars per share)					$ 4,000
Net loss					$ 1,248,000
Retained Earnings [Member]
General (Details) [Line Items]
Accumulative deficit			(31,901,000)
Net loss			(924,000)		(1,248,000)
Ordinary shares [Member]
General (Details) [Line Items]
Net amounts raised							$ 75,000
Net loss